Material Related Party Transactions - Key Management Personnel Remuneration (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Salaries, wages and welfare	¥ 12,151	¥ 8,219	¥ 8,907
Retirement scheme contributions	1,841	1,594	1,868
Remuneration for key management personnel	13,992	9,813	10,775
Directors and supervisors [member]
Disclosure of transactions between related parties [line items]
Remuneration for key management personnel	2,952	2,159	2,471
Senior management [member]
Disclosure of transactions between related parties [line items]
Remuneration for key management personnel	¥ 11,040	¥ 7,654	¥ 8,304